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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement.
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
Address:  1540 Broadway
          Suite 1504
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place, and Date of Signing:

   /s/ Paul Morris                 New York, NY              February 20, 2008

ALTHOUGH THE "FORM 13F INFORMATION TABLE ENTRY TOTAL" AND THE "FORM 13F INFORMATION TABLE VALUE TOTAL" LISTED IN THE ORIGINAL FILING WERE CORRECT IN THE INITIAL FILING, CHIMERA INVT CORP. AND UNION DRILLING INC. WERE INADVERTENTLY OMITTED THEREFROM. AS A RESULT, AMENDMENT 1 REVISED THE "FORM 13F INFORMATION TABLE ENTRY TOTAL" AND THE "FORM 13F INFORMATION TABLE VALUE TOTAL" TO REFLECT ONLY THE 44 SECURITIES THAT WERE LISTED IN THE ORIGINAL FILING, AND THIS AMENDMENT ADDS CHIMERA INVT CORP. AND UNION DRILLING INC. THERETO.


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $521 (thousands)

List of Other Included Managers:

No.               Form 13F File Number               Name

1.                28-11881                           Locust Wood Capital, LP


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
CHIMERA INVT CORP           COM                16934Q109     190      10600 SH          SOLE            NONE           10600
UNION DRILLING INC          COM                90653P105     331      21000 SH          SOLE            NONE           21000